SHARE-BASED COMPENSATION - RSUs (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2024 shares
Number of Restricted Stock Units
Outstanding at December 31, 2023 (in shares)	2,533,575
Granted (in shares)	3,487,084
Vested (in shares)	(2,603,040)
Forfeited (in shares)	(83,333)
Outstanding at December 31, 2024 (in shares)	3,334,286